Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Class A Ordinary Shares
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	200,000,000	200,000,000
Ordinary stock, shares issued	21,791,055	21,316,055
Ordinary stock, shares outstanding	21,791,055	21,316,055
Class B Ordinary Shares
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	200,000,000	200,000,000
Ordinary stock, shares issued	11,910,000	7,100,000
Ordinary stock, shares outstanding	11,910,000	7,100,000